Offerings - Offering: 1	Feb. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.00001 par value per share
Amount Registered | shares	12,150,187
Proposed Maximum Offering Price per Unit	24.17
Maximum Aggregate Offering Price	$ 293,670,019.79
Fee Rate	0.01381%
Amount of Registration Fee	$ 40,556
Offering Note
(1) Pursuant to Rule 416(a) of the Securities Act of 1933 (the “Securities Act”), as amended, this Registration Statement covers any additional shares of the Registrant’s Class A common stock (“Class A Common Stock”) that become issuable under the Registrant’s 2018 Equity Incentive Plan (the “2018 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of Class A Common Stock.

(2) Represents an automatic increase of 12,150,187 shares of the Registrant’s Class A common stock reserved for issuance under, and which annual increase is provided for, in the 2018 Plan.
(3) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $24.17 per share, the average of the high and low sale prices of the Registrant’s Class A common stock as reported on the NASDAQ Global Select Stock Market on February 12, 2026.